Risks Arising from Financial Instruments - Summary of Carrying Amount of Fixed Rate Interest-Bearing Financial Liabilities and Fair Value (Detail) - Fixed interest rate [member] - USD ($)
$ in Millions
	Jun. 30, 2025	Dec. 31, 2024
Disclosure of interest bearing financial instruments [line items]
Carrying amount	$ (72,938)	$ (69,682)
Fair value	(72,902)	(69,044)
US Dollar [member]
Disclosure of interest bearing financial instruments [line items]
Carrying amount	(42,350)	(45,800)
Fair value	(42,824)	(45,558)
Euro [member]
Disclosure of interest bearing financial instruments [line items]
Carrying amount	(28,494)	(21,915)
Fair value	(28,075)	(21,605)
Pound Sterling [member]
Disclosure of interest bearing financial instruments [line items]
Carrying amount	(1,212)	(1,108)
Fair value	(1,152)	(1,046)
Canadian Dollar [member]
Disclosure of interest bearing financial instruments [line items]
Carrying amount	(512)	(484)
Fair value	(480)	(461)
Other currency [member]
Disclosure of interest bearing financial instruments [line items]
Carrying amount	(370)	(375)
Fair value	$ (372)	$ (373)